Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Deferred consideration	$ 3,000,000	$ 3,000,000	$ 3,338,343
Investment in preferred securities		1,450,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents		6,779,040	2,324,647
Liabilities
Deferred consideration		3,000,000	3,016,343
Public warrants		10,896	246,445
Abaca warrants
Investment in preferred securities
Private placement warrants
PIPE warrants
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents
Liabilities
Deferred consideration
Public warrants
Abaca warrants		28,430	1,024,900
Investment in preferred securities		1,450,000
Private placement warrants		14	9,632
PIPE warrants		280	$ 79,512
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	4,396,069	6,779,040
Liabilities
Deferred consideration	3,000,000	3,000,000
Public warrants	240	10,896
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Abaca warrants	$ 58	28,430
Investment in preferred securities		1,450,000
Private placement warrants		14
PIPE warrants		$ 280